Notes To The Consolidated Statements Of Cash Flows - Summary Of Liabilities Arising From Financing Activities (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 321,999,549	$ 351,609,630	$ 638,350,783
Cash flow changes from financing activities	112,532,389	(29,610,081)	(38,557,701)
Released from disposal of financial assets at fair value through profit or loss			(248,183,452)
Interest expenses	27,705,955	9,047,063	28,724,758
Interest paid	(27,705,955)	(9,047,063)	(28,724,758)
Ending balance	434,531,938	321,999,549	351,609,630
Margin Loans Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	321,999,549	351,609,630	638,350,783
Cash flow changes from financing activities	(4,277,111)	(29,610,081)	(38,557,701)
Released from disposal of financial assets at fair value through profit or loss			(248,183,452)
Interest expenses	27,705,955	9,047,063	28,724,758
Interest paid	(27,705,955)	(9,047,063)	(28,724,758)
Ending balance	317,722,438	$ 321,999,549	$ 351,609,630
Convertible Bond [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flow changes from financing activities	95,995,690
Ending balance	95,995,690
Derivative Financial Liability [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flow changes from financing activities	20,813,810
Ending balance	$ 20,813,810